Risk and Capital Management (Details 18) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Group Accident Insurance [Member]
IfrsStatementLineItems [Line Items]
Insurance premiums	R$ 976	R$ 884	R$ 849
Retained premium	R$ 973	R$ 883	R$ 847
Retention	99.70%	99.90%	99.80%
Individual Accident [Member]
IfrsStatementLineItems [Line Items]
Insurance premiums	R$ 153	R$ 176	R$ 192
Retained premium	R$ 149	R$ 175	R$ 187
Retention	97.50%	99.40%	97.40%
Home Insurance in Market Policies Credit Life [Member]
IfrsStatementLineItems [Line Items]
Insurance premiums	R$ 1,412	R$ 1,008	R$ 624
Retained premium	R$ 1,412	R$ 1,008	R$ 624
Retention	100.00%	100.00%	100.00%
Group Life [Member]
IfrsStatementLineItems [Line Items]
Insurance premiums	R$ 1,422	R$ 1,168	R$ 956
Retained premium	R$ 1,422	R$ 1,165	R$ 955
Retention	100.00%	99.70%	99.90%